FAIR VALUE OF FINANCIAL INSTRUMENTS - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash	$ 1,991	$ 2,062
Cash equivalents	1,248	1,190
Financial assets and other assets	21,889	22,991
Financial liabilities	$ 47,413	54,094
Minimum percentage of collateral held	105.00%
Fair value of collateral held	$ 322	617
Securities lending
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets loaned under securities lending program	305	585
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	993	828	$ 692
Financial liabilities	25	284	589
Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	177	4
Derivative financial liabilities	135	259
Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	220	205
Derivative financial liabilities	52	72
Fair value hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets	71
Derivative financial liabilities	28
Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	4,767	4,841
Financial assets at fair value through other comprehensive income | Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	257	(165)	298
Financial assets at fair value through other comprehensive income | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Gains (losses) on hedging instrument, fair value hedges	227	73	$ 376
Equity investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	466	527
Other financial assets - debt instruments measured at FVTPL | Financial assets at fair value through other comprehensive income
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets and other assets	$ 3,904	$ 4,105